UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2016

Date of reporting period:  October 31, 2015

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2015

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	24
Notice to Shareholders	26
Privacy Notice	27

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2015 (Unaudited)

Logan Capital Large Cap Growth Fund

Percentages represent market value as a percentage of net assets.
3

SCHEDULE OF INVESTMENTS
at October 31, 2015 (Unaudited)

COMMON STOCKS – 98.6%	Shares	Value

Consumer Discretionary – 27.8%
Amazon.com, Inc. (a)	1,360	$851,224
BorgWarner, Inc.	4,000	171,280
Chipotle Mexican Grill, Inc. (a)	458	293,225
Hanesbrands, Inc.	7,161	228,722
Harman International Industries, Inc.	3,309	363,858
Home Depot, Inc.	4,489	555,020
Netflix, Inc. (a)	8,131	881,238
Nike, Inc.	3,232	423,489
Polaris Industries, Inc.	3,289	369,486
Priceline Group, Inc. (a)	563	818,737
Starbucks Corp.	11,634	727,940
TripAdvisor, Inc. (a)	3,056	256,032
Williams-Sonoma, Inc.	5,440	401,200
		6,341,451

Consumer Staples – 5.3%
Estee Lauder Companies, Inc.	6,480	521,381
Monster Beverage Corp. (a)	5,126	698,776
		1,220,157

Energy – 0.7%
Halliburton Co.	4,243	162,846

Financials – 2.0%
CBRE Group, Inc. (a)	12,156	453,176

Health Care – 11.4%
Agilent Technologies, Inc.	5,676	214,326
AmerisourceBergen Corp.	6,108	589,483
Celgene Corp. (a)	4,534	556,367
Mettler-Toledo International, Inc. (a)	1,206	375,054
Perrigo Co. PLC (c)	2,963	467,384
Waters Corp. (a)	3,213	410,622
		2,613,236

Industrials – 10.9%
Acuity Brands, Inc.	2,201	481,139
Flowserve Corp.	4,544	210,660
Middleby Corp. (a)	2,710	316,907

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2015 (Unaudited)

COMMON STOCKS – 98.6% (Continued)	Shares	Value

Industrials – 10.9% (Continued)
Robert Half International, Inc.	5,840	$307,534
Stericycle, Inc. (a)	2,157	261,795
United Continental Holdings, Inc. (a)	4,416	266,329
United Rentals, Inc. (a)	2,736	204,817
Verisk Analytics, Inc. (a)	6,240	446,846
		2,496,027

Information Technology – 37.7%
Alliance Data Systems Corp. (a)	1,430	425,153
Alphabet, Inc. – Class A (a)	435	320,765
Alphabet, Inc. – Class C (a)	435	309,202
Amphenol Corp.	13,468	730,235
Apple, Inc.	9,404	1,123,778
Avago Technologies Ltd.	5,408	665,887
Cognizant Technology Solutions – Class A (a)	8,364	569,672
Electronic Arts, Inc. (a)	7,190	518,183
Facebook, Inc. (a)	3,808	388,302
F5 Networks, Inc. (a)	2,416	266,243
Fleetcor Technologies, Inc. (a)	3,168	458,917
Global Payments, Inc.	5,888	803,182
Keysight Technologies, Inc. (a)	2,902	95,998
Mastercard, Inc.	8,079	799,740
NCR Corp. (a)	9,273	246,662
NXP Semiconductors NV (a)(c)	8,431	660,569
3D Systems Corp. (a)	7,033	70,752
Trimble Navigation Ltd. (a)	7,123	162,048
		8,615,288

Materials – 2.8%
Sherwin-Williams Co.	2,358	629,185

TOTAL COMMON STOCKS
(Cost $16,348,157)		22,531,366

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2015 (Unaudited)

SHORT-TERM INVESTMENTS – 1.7%	Shares	Value

MONEY MARKET FUNDS – 1.7%
Fidelity Government Portfolio – Class I, 0.01% (b)	382,269	$382,269
TOTAL SHORT-TERM INVESTMENTS
(Cost $382,269)		382,269
TOTAL INVESTMENTS
(Cost $16,730,426) – 100.3%		22,913,635
Liabilities in Excess of Other Assets – (0.3)%		(65,840)
TOTAL NET ASSETS – 100.00%		$22,847,795

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2015.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2015 (Unaudited)

Assets:
Investments, at value (cost of $16,730,426)	$22,913,635
Receivables:
Dividends and interest	3,486
Prepaid expenses	8,559
Total assets	22,925,680

Liabilities:
Payables:
Advisory fee	9,136
Administration fee	21,569
Distribution fees	9,864
Compliance expense	2,287
Custody fees	911
Transfer agent fees and expenses	9,009
Accrued expenses and other payables	25,109
Total liabilities	77,885
Net assets	$22,847,795

Net assets consist of:
Paid in capital	$16,744,063
Accumulated net investment loss	(140,401)
Accumulated net realized gain on investments	60,924
Net unrealized appreciation on:
Investments	6,183,209
Net assets	$22,847,795

Investor Class:
Net assets applicable to outstanding Investor Class shares	$5,785,883
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	356,261
Net asset value and redemption price per share	$16.24

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$17,061,912
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,041,193
Net asset value and redemption price per share	$16.39

The accompanying notes are an integral part of these financial statements.

7

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2015 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $0)	$60,472
Interest	24
Total investment income	60,496

Expenses:
Investment advisory fees (Note 5)	72,720
Administration fees (Note 5)	42,872
Distribution fees (Note 6)
Distribution fees – Investor Class	6,846
Distribution fees – Institutional Class	—
Transfer agent fees and expenses	18,097
Federal and state registration fees	2,310
Audit fees	10,197
Compliance expense	4,531
Legal fees	2,760
Trustees’ fees and expenses	3,496
Custody fees	3,640
Other	7,048
Total expenses before reimbursement from advisor	174,517
Expense reimbursement from advisor (Note 5)	(27,825)
Net expenses	146,692
Net investment loss	(86,196)

Realized and unrealized gain (loss) on investments:
Net realized loss on transactions from:
Investments	(90,668)
Net change in unrealized gain on:
Investments	806,674
Net realized and unrealized gain (loss) on investments	716,006
Net increase in net assets resulting from operations	$629,810

The accompanying notes are an integral part of these financial statements.

8

(This Page Intentionally Left Blank.)

9

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Operations:
Net investment loss	$(86,196)	$(122,828)
Net realized loss on investments	(90,668)	323,928
Net change in unrealized appreciation on investments	806,674	2,800,160
Net increase in net assets
resulting from operations	629,810	3,001,260

Distributions to Shareholders From:
Net realized gains
Investor class shares	—	(48,797)
Institutional class shares	—	(145,656)
Total distributions	—	(194,453)

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	784,706	525,231
Institutional class shares	—	2,000,000
Proceeds from shares issued to holders in
reinvestment of dividends
Investor class shares	—	48,797
Institutional class shares	—	145,656
Cost of shares redeemed
Investor class shares	(121,783)	(397,334)
Institutional class shares	—	—
Redemption fees retained
Investor class shares	228	520
Institutional class shares	—	—
Net increase in net assets from
capital share transactions	663,151	2,322,870
Total increase in net assets	1,292,961	5,129,677

Net Assets:
Beginning of period	21,554,834	16,425,157
End of period	$22,847,795	$21,554,834
Accumulated net investment loss	$(140,401)	$(54,205)

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Changes in Shares Outstanding:
Shares sold
Investor class shares	48,304	34,536
Institutional class shares	—	135,461
Proceeds from shares issued to holders in
reinvestment of dividends
Investor class shares	—	3,434
Institutional class shares	—	10,179
Shares redeemed
Investor class shares	(7,624)	(26,133)
Institutional class shares	—	—
Net increase in shares outstanding	40,680	157,477

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class

	Six Months
	Ended		For the	For the	June 28, 2012
	October 31,		Year Ended	Year Ended	through
	2015		April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013*
Net Asset Value –
Beginning of Period	$15.79		$13.64	$11.34	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.06)		(0.12)	(0.07)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.51		2.43	2.37	1.36
Total from
investment operations	0.45		2.31	2.30	1.34

Less Distributions:
Distributions from
net realized gains	—		(0.16)	—	—
Total distributions	—		(0.16)	—	—
Net Asset Value – End of Period	$16.24		$15.79	$13.64	$11.34

Total Return	2.85	%+	17.04%	20.28%	13.40	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$5,786		$4,984	$4,143	$1,700
Ratio of operating expenses
to average net assets:
Before reimbursements	1.75	%^	1.89%	2.35%	9.91	%^
After reimbursements	1.50	%^	1.50%	1.50%	1.50	%^
Ratio of net investment income
(loss) to average net assets:
Before reimbursements	(1.21	)%^	(1.23%)	(1.58%)	(9.10	%)^
After reimbursements	(0.96	%)^	(0.84%)	(0.73%)	(0.69	)%^
Portfolio turnover rate	0	%+	28%	15%	14	%+

*	Commencement of operations for Investor Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Institutional Class

	Six Months
	Ended		For the	For the	June 28, 2012
	October 31,		Year Ended	Year Ended	through
	2015		April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013*
Net Asset Value –
Beginning of Period	$15.92		$13.71	$11.38	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.06)		(0.08)	(0.05)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.53		2.45	2.38	1.40
Total from
investment operations	0.47		2.37	2.33	1.38

Less Distributions:
Distributions from
net realized gains	—		(0.16)	—	—
Total distributions	—		(0.16)	—	—
Net Asset Value – End of Period	$16.39		$15.92	$13.71	$11.38

Total Return	2.95	%+	17.39%	20.47%	13.80	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$17,062		$16,571	$12,282	$5,340
Ratio of operating expenses
to average net assets:
Before reimbursements	1.50	%^	1.64%	2.13%	7.44	%^
After reimbursements	1.25	%^	1.25%	1.25%	1.25	%^
Ratio of net investment income
(loss) to average net assets:
Before reimbursements	(0.96	)%^	(0.98)%	(1.36)%	(6.73	)%^
After reimbursements	(0.71	)%^	(0.59)%	(0.48)%	(0.54	)%^
Portfolio turnover rate	0	%+	28%	15%	14	%+

*	Commencement of operations for Institutional Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

13

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Large Cap Growth” Fund) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Large Cap Growth Fund is long-term capital appreciation.  The Large Cap Growth Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax years ended 2013-2015, or expected to be taken in the Fund’s 2016 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains

14

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Large Cap Growth Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a

15

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality

16

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended April 30, 2015, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$106,506	$—	$(106,506)

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

   The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

17

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

   Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

   Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

   Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

   Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

   Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

18

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

   Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

   The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund’s securities as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,341,451	$—	$—	$6,341,451
Consumer Staples	1,220,157	—	—	1,220,157
Energy	162,846	—	—	162,846
Financials	453,176	—	—	453,176
Health Care	2,613,236	—	—	2,613,236
Industrials	2,496,027	—	—	2,496,027
Information Technology	8,615,288	—	—	8,615,288
Materials	629,185	—	—	629,185
Total Common Stock	22,531,366	—	—	22,531,366
Short-Term Investments	382,269	—	—	382,269
Total Investments in Securities	$22,913,635	$—	$—	$22,913,635

   Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2015, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2015.

   In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – DERIVATIVES TRANSACTIONS

   The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended October 31, 2015, the Fund did not hold any derivative instruments.

19

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   For the six months ended October 31, 2015, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% for the Large Cap Growth Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2015, the Large Cap Growth Fund incurred $72,720 in advisory fees.  Advisory fees payable at October 31, 2015 for the Large Cap Growth Fund were $9,136.

   As of April 30, 2015, the Large Cap Growth Fund terminated its Shareholder Servicing Fees for both the Investor and Institutional classes. The Fund returned prior year service fees of $3,822 and $11,787 for the fiscal years ended 2013 and 2014, respectively, and reversed service fees in the amount of $18,892 for the fiscal year ended 2015. While the Fund has discontinued Shareholder Servicing Fees for the immediate future, the option does exist to begin accruing for servicing fees at later point in time if it is viable to do so.

   The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Large Cap Growth Fund
Investor Class	1.50%
Institutional Class	1.25%

   Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2015, the Advisor reduced its fees and absorbed Fund expenses in the amount of $27,825 for the Large Cap Growth Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	2019	Total
Large Cap Growth Fund	$144,336	$117,458	$74,409	$27,825	$364,028

20

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

   U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended October 31, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$42,872
Custody	$3,640
Transfer agency(a)	$15,336
Chief Compliance Officer	$4,531

(a) Does not include out-of-pocket expenses.

   At October 31, 2015, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$21,569
Custody	$911
Transfer agency(a)	$7,619
Chief Compliance Officer	$2,287

(a) Does not include out-of-pocket expenses.

   Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

   Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

   The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not
21

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2015, the Large Cap Growth Fund incurred distribution expenses on its Investor Class shares of $6,846.

NOTE 7 – SECURITIES TRANSACTIONS

   For the six months ended October 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large Cap Growth Fund	$987,033	$107,257

   There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

   As of April 30, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

Large Cap
Growth Fund
Cost of investments	$16,253,907
Gross unrealized appreciation	5,825,326
Gross unrealized depreciation	(455,207)
Net unrealized appreciation	5,370,119
Undistributed ordinary income	—
Undistributed long-term capital gain	158,008
Total distributable earnings	158,008
Other accumulated gains/(losses)	(54,205)
Total accumulated earnings/(losses)	$5,473,922

   At April 30, 2015, the Large Cap Growth Fund had no tax basis capital losses to offset future capital gains.

   Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.
22

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

   The tax character of distributions paid during 2015 and 2014 was as follows:

	Year Ended	Year Ended
	April 30, 2015	April 30, 2014
Large Cap Growth Fund
Ordinary income	$ —	$ —
Long-term capital gains	$194,453	$ —

   At April 30, 2015, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary
  Loss Deferral
$54,205

23

EXPENSE EXAMPLE
October 31, 2015 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

   The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

   The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24

EXPENSE EXAMPLE (Continued)
October 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2015	10/31/2015	5/1/2015 – 10/31/2015
Actual
Investor Class	$1,000.00	$1,028.50	$7.65
Institutional Class	$1,000.00	$1,029.50	$6.38

Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.60	$7.61
Institutional Class	$1,000.00	$1,018.85	$6.34

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.50% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

25

NOTICE TO SHAREHOLDERS
October 31, 2015 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

26

PRIVACY NOTICE

   The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

   We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

   In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

27

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

LOGAN CAPITAL FUNDS

Logan Capital Long/Short Fund

Semi-Annual Report

October 31, 2015

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	7
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	14
Statement of Cash Flows	16
Financial Highlights	17
Notes to the Financial Statements	19
Expense Example	29
Notice to Shareholders	31
Privacy Notice	32

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2015 (Unaudited)

Logan Capital Long/Short Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at October 31, 2015 (Unaudited)

COMMON STOCKS – 94.8%	Shares	Value

Consumer Discretionary – 23.8%
Chipotle Mexican Grill, Inc. (a)(d)	229	$146,613
Ford Motor Co. (d)	29,447	436,110
Home Depot, Inc. (d)	1,731	214,021
McDonald’s Corp. (d)	4,610	517,473
Nike, Inc. (d)	2,087	273,460
O’Reilly Automotive, Inc. (a)(d)	625	172,663
Priceline Group, Inc. (a)(d)	152	221,044
Starbucks Corp. (d)	2,999	187,647
Tractor Supply Co. (d)	2,109	194,851
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	966	168,045
Williams-Sonoma, Inc.	2,030	149,712
		2,681,639

Consumer Staples – 9.4%
Philip Morris International, Inc. (d)	5,359	473,736
The Procter & Gamble Co. (d)	5,540	423,145
WhiteWave Foods Co. (a)(d)	4,086	167,444
		1,064,325

Energy – 7.7%
Chevron Corp. (d)	4,458	405,143
FMC Technologies, Inc. (a)(d)	1,976	66,848
Royal Dutch Shell PLC – ADR (c)(d)	7,404	390,117
		862,108

Financials – 4.7%
CBRE Group, Inc. (a)(d)	6,536	243,662
McGraw-Hill Financial, Inc. (d)	1,084	100,422
SEI Investments Co. (d)	3,492	180,955
		525,039

Health Care – 7.9%
Allergan PLC (a)(c)(d)	639	197,112
Gilead Sciences, Inc. (d)	1,621	175,279
McKesson Corp. (d)	521	93,155
Merck & Co., Inc. (d)	3,793	207,325
Pfizer, Inc. (d)	6,496	219,695
		892,566

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2015 (Unaudited)

COMMON STOCKS – 94.8% (Continued)	Shares	Value

Industrials – 13.5%
CSX Corp. (d)	4,515	$121,860
Cummins, Inc. (d)	1,096	113,447
General Electric Co. (d)	16,238	469,603
Middleby Corp. (a)(d)	2,244	262,413
United Continental Holdings, Inc. (a)(d)	2,240	135,094
United Rentals, Inc. (a)(d)	1,312	98,217
Verisk Analytics, Inc. (a)(d)	2,244	160,693
Wabtec Corp. (d)	1,874	155,298
		1,516,625

Information Technology – 17.3%
Alliance Data Systems Corp. (a)(d)	508	151,034
Alphabet, Inc. – Class A (a)(d)	121	89,224
Alphabet, Inc. – Class C (a)(d)	121	86,008
Apple, Inc. (d)	2,333	278,794
Avago Technologies Ltd. (d)	1,214	149,480
Cognizant Technology Solutions – Class A (a)(d)	2,786	189,754
Facebook, Inc. (a)(d)	2,237	228,107
F5 Networks, Inc. (a)(d)	1,383	152,407
Fiserv, Inc. (a)(d)	2,831	273,220
Mastercard, Inc. (d)	2,269	224,608
NXP Semiconductors NV (a)(c)(d)	1,667	130,609
		1,953,245

Materials – 6.7%
Dow Chemical Co. (d)	8,367	432,323
Ecolab, Inc. (d)	1,032	124,201
Sherwin-Williams Co. (d)	736	196,387
		752,911

Telecommunications Services – 3.8%
AT&T, Inc. (d)	12,718	426,180

TOTAL COMMON STOCKS
(Cost $9,060,458)		10,674,638

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2015 (Unaudited)

SHORT-TERM INVESTMENTS – 15.7%	Shares	Value

MONEY MARKET FUNDS – 15.7%
Fidelity Government Portfolio – Class I, 0.01% (b)	1,762,726	$1,762,726
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,762,726)		1,762,726
TOTAL INVESTMENTS
(Cost $10,823,184) – 110.5%		12,437,364
Liabilities in Excess of Other Assets – (10.5)%		(1,177,179)
TOTAL NET ASSETS – 100.00%		$11,260,185

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2015.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at October 31, 2015 (Unaudited)

COMMON STOCKS – 23.0%	Shares	Value

Consumer Discretionary – 12.0%
American Public Education, Inc.	7,000	$152,110
Dorman Products, Inc.	3,100	144,708
Gildan Activewear, Inc. (a)	6,000	172,380
Hibbett Sports, Inc.	6,000	204,960
Houghton Mifflin Harcourt Co.	7,400	144,966
Libbey, Inc.	4,951	166,552
PetMed Express, Inc.	12,000	201,840
VF Corp.	1,500	101,280
Whirlpool Corp.	400	64,056
		1,352,852

Consumer Staples – 3.8%
Boston Beer, Inc. (a)	300	65,877
Boulder Brands, Inc.	12,000	106,320
Edgewell Personal Care Co.	1,864	157,899
Keurig Green Mountain, Inc.	2,000	101,500
		431,596

Health Care – 1.1%
Air Methods Corp.	3,000	122,790

Industrials – 3.7%
HD Supply Holdings, Inc.	5,700	169,803
Masonite International Corp. (a)	2,800	167,636
Trex Co., Inc.	2,000	78,140
		415,579

Information Technology – 2.4%
Broadsoft, Inc.	4,000	127,880
Zillow Group, Inc. (a)	5,000	138,450
		266,330

TOTAL COMMON STOCKS
(Proceeds $2,722,337)		2,589,147

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at October 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS – 20.9%	Shares	Value
SPDR S&P 500 ETF	11,340	$2,357,926
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,238,752)		2,357,926
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,961,089) – 43.9%		$4,947,073

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2015 (Unaudited)

Assets:
Investments, at value (cost of $10,823,184)	$12,437,364
Deposits at brokers	4,159,054
Receivables:
Securities sold	272,110
Dividends and interest	15,155
Advisor	2,811
Prepaid expenses	13,921
Total assets	16,900,415
Liabilities:
Securities sold short (proceeds $4,961,089)	4,947,073
Payables:
Securities purchased	613,961
Dividends on short positions	2,160
Broker interest payable on short positions	157
Administration fee	20,391
Distribution fees	19,369
Service fees	1,943
Compliance expense	3,148
Custody fees	2,710
Transfer agent fees and expenses	5,359
Accrued expenses and other payables	23,959
Total liabilities	5,640,230
Net assets	$11,260,185

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (Continued)
at October 31, 2015 (Unaudited)

Net assets consist of:
Paid in capital	$9,619,834
Accumulated net investment loss	(81,531)
Accumulated net realized gain on investments	93,686
Net unrealized appreciation on:
Investments	1,614,180
Securities sold short	14,016
Net assets	$11,260,185

Investor Class:
Net assets applicable to outstanding Investor Class shares	$11,140,291
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	893,244
Net asset value and redemption price per share	$12.47
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$119,894
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	9,604
Net asset value and redemption price per share	$12.48

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2015 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $0)	$112,079
Interest	76
Total investment income	112,155

Expenses:
Investment advisory fees (Note 5)	75,638
Administration fees (Note 5)	38,445
Distribution fees (Note 6)
Distribution fees – Investor Class	13,459
Distribution fees – Institutional Class	—
Service fees (Note 7)
Service fees – Investor Class	5,384
Service fees – Institutional Class	20
Transfer agent fees and expenses	10,626
Federal and state registration fees	2,760
Audit fees	9,377
Compliance expense	6,293
Legal fees	3,433
Trustees’ fees and expenses	3,680
Custody fees	6,440
Other	7,524
Total expenses before dividend and interest expense on short positions	183,079
Dividends expense on short positions	16,742
Broker interest expense on short positions	21,925
Total expenses before reimbursement from advisor	221,746
Expense reimbursement from advisor (Note 5)	(57,858)
Net expenses	163,888
Net investment loss	(51,733)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	(22)
Securities sold short	255,018
Net change in unrealized gain (loss) on:
Investments	15,689
Securities sold short	(15,749)
Net realized and unrealized gain (loss) on investments	254,936
Net increase in net assets resulting from operations	$203,203

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Operations:
Net investment loss	$(51,733)	$(100,140)
Net realized gain on investments	254,996	146,592
Net change in unrealized
appreciation (depreciation) on investments	(60)	635,515
Net increase in net assets
resulting from operations	203,203	681,967

Distributions to Shareholders From:
Net realized gains
Investor class shares	—	(9,151)
Institutional class shares	—	—
Total distributions	—	(9,151)

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	881,003	4,103,004
Institutional class shares	114,483	—
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	8,839
Institutional class shares	—	—
Cost of shares redeemed
Investor class shares	(339,615)	(643,951)
Institutional class shares	—	—
Net increase in net assets from
capital share transactions	655,871	3,467,892
Total increase in net assets	859,074	4,140,708

Net Assets:
Beginning of period	10,401,111	6,260,403
End of period	$11,260,185	$10,401,111
Accumulated net investment loss	$(81,531)	$(29,798)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
Changes in Shares Outstanding:
Shares sold
Investor class shares	71,754	345,761
Institutional class shares	9,604	—
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	760
Institutional class shares	—	—
Shares redeemed
Investor class shares	(28,058)	(53,720)
Institutional class shares	—	—
Net increase in shares outstanding	53,300	292,801

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2015 (Unaudited)

Increase (decrease) in cash –

Cash flows from operating activities:
Net increase in net assets from operations	$203,203
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(2,501,240)
Proceeds for dispositions of investment securities	2,186,798
Purchase of short term investments, net	(321,762)
Increase in deposits at broker	(2,355,090)
Increase in dividends and interest receivable	(4,488)
Decrease in receivable for securities sold	2,048,812
Increase in due from advisor	(2,811)
Increase in prepaid expenses and other assets	(5,940)
Decrease in proceeds on securities sold short	(237,164)
Increase in payable for securities purchased	340,697
Increase in payable for dividends on short positions	2,160
Decrease in payable for broker interest on short positions	(17)
Decrease in accrued management fees	(4,393)
Increase in accrued administration fees	3,194
Increase in distribution and service fees	13,542
Increase in compliance fees	43
Increase in custody fees	1,982
Increase in transfer agent expenses	535
Decrease in other accrued expenses	(7,065)
Unrealized appreciation on securities	(15,689)
Net realized loss on investments	22
Net cash used in operating activities	(654,671)

Cash flows from financing activities:
Proceeds from shares sold	998,486
Payment on shares redeemed	(343,815)
Net cash provided by financing activities	654,671
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$21,925

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class

	Six Months				September 28,
	Ended		For the	For the	2012
	October 31,		Year Ended	Year Ended	through
	2015		April 30,	April 30,	April 30,
	(Unaudited)		2015	2014	2013*
Net Asset Value –
Beginning of Period	$12.24		$11.24	$10.05	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.06)		(0.10)	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	0.29		1.11	1.31	0.16
Total from
investment operations	0.23		1.01	1.19	0.12

Less Distributions:
Dividends from
net investment income	—		—	—	(0.03)
Distributions from
net realized gains	—		(0.01)	—	(0.04)
Total distributions	—		(0.01)	—	(0.07)
Net Asset Value – End of Period	$12.47		$12.24	$11.24	$10.05

Total Return	1.88	%+	9.01%	11.84%	1.20	%+

Ratios and Supplemental Data:
Net assets,
end of period (thousands)	$11,140		$10,401	$6,260	$5,272
Ratio of operating expenses
to average net assets:
Before reimbursements	4.10	%^	4.53%	6.13%	6.71	%^
After reimbursements	3.03	%^	3.33%	3.48%	3.29	%^
Ratio of interest expense and
dividends on short positions
to average net assets	0.71	%^	0.83%	0.98%	0.79	%^
Ratio of net investment income
(loss) to average net assets:
Before reimbursements	(2.03	)%^	(2.43)%	(4.08)%	(4.54	)%^
After reimbursements	(0.96	)%^	(1.23)%	(1.43)%	(1.12	)%^
Portfolio turnover rate	21	%+	68%	135%	108	%+

*	Commencement of operations for Investor Class shares was September 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Class

	August 28, 2015
	through
	October 31, 2015
	(Unaudited)*
Net Asset Value – Beginning of Period	$11.92

Income from Investment Operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	0.57
Total from investment operations	0.56

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$12.48

Total Return	4.70	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$120
Ratio of operating expenses to average net assets:
Before reimbursements	3.95	%^
After reimbursements	2.39	%^
Ratio of interest expense and dividends on
short positions to average net assets	0.77	%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(2.24	)%^
After reimbursements	(0.68	)%^
Portfolio turnover rate	21	%+

*	Commencement of operations for Institutional Class shares was August 28, 2015.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

   The Logan Capital Long/Short Fund (the “Long/Short” Fund), is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Long/Short Fund is to achieve long-term capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund’s Investor Class shares commenced operations on September 28, 2012.  The Fund’s Institutional Class shares commenced operations on August 28, 2015. Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax years ended 2013-2015, or expected to be taken in the Fund’s 2016 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Long/Short Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended April 30, 2015, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Long/Short Fund	$99,931	$(15,392)	$(84,539)

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

   The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

   Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

   Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

   Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

   Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

   Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

   Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

   The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Long/Short Fund’s securities as of October 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,681,639	$—	$—	$2,681,639
Consumer Staples	1,064,325	—	—	1,064,325
Energy	862,108	—	—	862,108
Financials	525,039	—	—	525,039
Health Care	892,566	—	—	892,566
Industrials	1,516,625	—	—	1,516,625
Information Technology	1,953,245	—	—	1,953,245
Materials	752,911	—	—	752,911
Telecommunication Services	426,180	—	—	426,180
Total Common Stock	10,674,638	—	—	10,674,638
Short-Term Investments	1,762,726	—	—	1,762,726
Total Investments in Securities	$12,437,364	$—	$—	$12,437,364
Total Securities Sold Short	$4,947,073	$—	$—	$4,947,073

   Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2015, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2015.

   In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

NOTE 4 – DERIVATIVES TRANSACTIONS

   The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standard Codification 815 (“ASC 815”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended October 31, 2015, the Fund did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   For the six months ended October 31, 2015, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.40% for the Long/Short Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2015, the Long/Short Fund incurred $75,638 in advisory fees.  The Advisor has hired Waterloo International Advisors, LLC as a sub-advisor to manage the short portion of the Long/Short Fund.  The Advisor pays the Sub-Advisor fee for the Long/Short Fund from its own assets and these fees are not an additional expense of the Fund.

   The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Long/Short Fund
Investor Class	1.99%*
Institutional Class	1.74%

*
The Board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Cap from 2.50% to 1.99%, effective August 28, 2015.

   Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2015, the Advisor reduced its fees and absorbed Fund expenses in the amount of $57,858 for the Long/Short Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	2019	Total
Long/Short Fund	$80,718	$121,569	$97,143	$57,858	$357,288

   U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended October 31, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Long/Short Fund

Administration & fund accounting	$38,445
Custody	$6,440
Transfer agency(a)	$7,774
Chief Compliance Officer	$6,293

(a) Does not include out-of-pocket expenses.

   At October 31, 2015, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Long/Short Fund

Administration & fund accounting	$20,391
Custody	$2,710
Transfer agency(a)	$3,961
Chief Compliance Officer	$3,148

(a) Does not include out-of-pocket expenses.

   Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

   Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

   The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2015, the Long/Short Fund incurred distribution expenses on its Investor Class shares of $13,459.

NOTE 7 – SHAREHOLDER SERVICING FEE

   The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Long/Short Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Investor and Institutional Class shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended October 31, 2015, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Logan Capital Long/Short Fund
Investor Class	$5,384
Institutional Class	$20

NOTE 8 – SECURITIES TRANSACTIONS

   For the six months ended October 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Long/Short Fund	$2,501,240	$2,186,798

   There were no purchases or sales of long-term U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2015 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

   As of April 30, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

Long/Short Fund
Cost of investments(a)	$10,255,019
Gross unrealized appreciation	1,831,302
Gross unrealized depreciation	(300,828)
Net unrealized appreciation	1,530,474
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(93,326)
Total accumulated earnings/(losses)	$1,437,148

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

   At April 30, 2015, the Long/Short Fund had long-term tax basis capital losses with no expiration date of $37,710 to offset future capital gains.

   Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

   The tax character of distributions paid during 2015 and 2014 was as follows:

	Year Ended	Year Ended
	April 30, 2015	April 30, 2014
Long/Short Fund
Ordinary income	$ —	$ —
Long-term capital gains	$9,151	$ —

   At April 30, 2015, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary	Short-Term
Loss Deferral	Loss Deferral
$29,798	$55,583

EXPENSE EXAMPLE
October 31, 2015 (Unaudited)

 As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

 The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2015 to October 31, 2015 for the Investor Class, and from August 28, 2015 to October 31, 2015 for the Institutional Class.

Actual Expenses

   The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

   The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
October 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2015	10/31/2015	5/1/2015 – 10/31/2015
Actual
Investor Class	$1,000.00	$1,018.80	$15.38
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,009.90	$15.31

(1)	Expenses are equal to the Investor Class fund shares’ annualized expense ratios of 3.03%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	8/28/2015	10/31/2015	8/28/2015 – 10/31/2015
Actual
Institutional Class	$1,000.00	$1,047.00	$4.34
Hypothetical (5% return
before expenses)
Institutional Class	$1,000.00	$1,013.12	$4.27

(1)	Expenses are equal to the Institutional Class fund shares’ annualized expense ratios of 2.39%, multiplied by the average account value over the period, multiplied by 65/366 (to reflect the period).

NOTICE TO SHAREHOLDERS
at October 31, 2015 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2015

   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

   The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

   In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

   The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

   We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

   In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     January 6, 2016

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     January 6, 2016

* Print the name and title of each signing officer under his or her signature.